Line Of Businesss (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary Of Business Segment
Following is information for each line for the years ended December 31, 2013, 2012 and 2011:

	Cement Business	Ready-Mixed Concrete Business	Adjustments and Eliminations	Consolidated
For the Year Ended December 31, 2013
Sales to unaffiliated customers	$55,793,229	$71,648,370	$—	$127,441,599
Intersegment sales	18,859,698	3,046	(18,862,744)	—
Total net sales	$74,652,927	$71,651,416	$(18,862,744)	$127,441,599
Income (loss) from operations	$5,716,116	$(199,791)		$5,516,325
Other income, net				5,348,203
Income before income taxes				$10,864,528
Identifiable assets at December 31, 2013	$91,279,098	$34,106,903		$125,386,001
Corporate assets				48,719,861
Total assets at December 31, 2013				$174,105,862

For the Year Ended December 31, 2012
Sales to unaffiliated customers	$53,616,941	$75,224,881	$—	$128,841,822
Intersegment sales	20,027,870	4,563	(20,032,433)	—
Total net sales	$73,644,811	$75,229,444	$(20,032,433)	$128,841,822
Income (loss) from operations	$10,243,708	$(118,012)		$10,125,696
Other income, net				4,049,751
Income before income taxes				$14,175,447
Identifiable assets at December 31, 2012	$88,491,938	$38,628,117		$127,120,055
Corporate assets				54,711,725
Total assets at December 31, 2012				$181,831,780

For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$63,295,573	$—	$110,097,387
Intersegment sales	15,342,831	42,383	(15,385,214)	—
Total net sales	$62,144,645	$63,337,956	$(15,385,214)	$110,097,387
Income (loss) from operations	$1,502,909	$(1,338,362)		$164,547
Other income, net				4,577,786
Income before income taxes				$4,742,333
Identifiable assets at December 31, 2011	$84,843,017	$39,363,463		$124,206,480
Corporate assets				50,017,899
Total assets at December 31, 2011				$174,224,379